Business Combinations - Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed as of the Acquisition Date (Detail) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Considerations paid:
Cash and cash equivalents	₩ 506,844
Assets and liabilities acquired:
Accounts receivable — trade and other, net	19,085
Property and equipment, net	240,303
Intangible assets, net	2
Accounts payable — trade and other	(3,992)
Assets and liabilities acquired	255,398
Deduction of capital surplus and others (I — II)	₩ 251,446